Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits

10                   Pension Plans and Other Postretirement Benefits

Defined Contribution Plans

The Company sponsors voluntary 401(k) savings plans that cover substantially all employees who meet plan eligibility requirements. The Company makes matching contributions consistent with the provisions of the plans.

At the participant’s option, account balances, including the Company’s matching contribution, can be moved without restriction among various investment options, including the Company’s common stock. The Company also maintains a nonqualified, unfunded Deferred Compensation Plan for certain key employees. This plan provides participants the opportunity to defer portions of their eligible compensation and receive matching contributions equivalent to what they could have received under the CVS Caremark 401(k) Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company’s contributions under the above defined contribution plans were $199 million, $187 million and $186 million in 2012, 2011 and 2010, respectively.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. The Company’s funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2012 and 2011, the Company’s postretirement medical plans have an accumulated postretirement benefit obligation of $16 million and $17 million, respectively. Net periodic benefit costs related to these postretirement medical plans were approximately $1 million for 2012, 2011 and 2010.

Pursuant to various labor agreements, the Company also contributes to multiemployer health and welfare plans that cover union-represented employees. The plans provide postretirement health care and life insurance benefits to certain employees who meet eligibility requirements. Total Company contributions to multiemployer health and welfare plans were $50 million, $47 million and $46 million in 2012, 2011 and 2010, respectively.

Pension Plans

The Company sponsors nine defined benefit pension plans that cover certain full-time employees. Three of the plans are tax-qualified plans that are funded based on actuarial calculations and applicable federal laws and regulations. The other six plans are unfunded nonqualified supplemental retirement plans. All of the plans were frozen in prior periods, except two of the nonqualified plans.

As of December 31, 2012, the Company’s pension plans had a projected benefit obligation of $758 million and plan assets of $527 million. As of December 31, 2011, the Company’s pension plans had a projected benefit obligation of $685 million and plan assets of $463 million. Actual return on plan assets was $62 million and $37 million in 2012 and 2011, respectively. Net periodic pension costs related to these pension plans were $31 million, $49 million and $36 million in 2012, 2011 and 2010, respectively. The net periodic pension costs for 2012 include a curtailment loss of $2 million. The net periodic pension costs for 2011 and 2010 includes settlement losses of $25 million and $12 million, respectively, due to the impact of lump sum payouts.

The discount rate is determined by examining the current yields observed on the measurement date of fixed-interest, high quality investments expected to be available during the period to maturity of the related benefits on a plan by plan basis. The discount rate for the plans was 4.0% in 2012 and 4.75% in 2011. The expected long-term rate of return on plan assets is determined by using the plan’s target allocation and historical returns for each asset class on a plan by plan basis. The expected long-term rate of return for all plans was 7.25% in 2012, 2011 and 2010.

Historically, the Company used an investment strategy, which emphasized equities in order to produce higher expected returns, and in the long run, lower expected expense and cash contribution requirements. The qualified pension plan asset allocation targets are 50% equity and 50% fixed income.

As of December 31, 2012, the Company’s qualified defined benefit pension plan assets consisted of 50% equity, 48% fixed income, and 2% money market securities of which 84% were classified as Level 1 and 16%  as Level 2 in the fair value hierarchy. The Company’s qualified defined benefit pension plan assets as of December 31, 2011 consisted of 47% equity 51% fixed income, and 2% money market securities of which 82% were classified as Level 1 and 18% as Level 2 in the fair value hierarchy.

The Company contributed $36 million, $92 million and $65 million to the pension plans during 2012, 2011 and 2010, respectively. The Company plans to make approximately $33 million in contributions to the pension plans during 2013.

The Company also contributes to a number of multiemployer pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer pension plans in the following aspects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (iii) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

None of the multiemployer pension plans the Company participates in are individually significant to the Company. Total Company contributions to multiemployer pension plans were $12 million, $11 million and $12 million in 2012, 2011 and 2010, respectively.